Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents.
Short term deposit	€ 22,131	€ 28,220
Current accounts	7,870	5,966
Total cash and cash equivalents	€ 30,001	€ 34,186	€ 21,610	€ 17,888